Risk management (Tables)	12 Months Ended
Dec. 31, 2021
Risk management
Summary of sensitivity to reasonably possible changes in US Dollar exchange rate against Ruble

		Effect on profit before tax
	change in US Dollar	Gain/(loss)
2021	+10%	122
	-10%	(122)

2020	+10%	192
	-10%	(192)

Summary of maturity profile of financial liabilities

		Due:
				More than a
	Total	On demand	Within a year	year
Debt	4,772	—	86	4,686
Lease liabilities	710	—	324	386
Trade and other payables	23,365	23,365	—	—
Customer accounts and amounts due to banks	7,635	6,801	834	—
Total as of December 31, 2021	36,482	30,166	1,244	5,072

		Due:
				More than a
	Total	On demand	Within a year	year
Debt	6,640	1,549	91	5,000
Lease liabilities	1,116	—	354	762
Trade and other payables	29,528	29,528	—	—
Customer accounts and amounts due to banks	12,337	11,181	1,120	36
Total as of December 31, 2020	49,621	42,258	1,565	5,798

Summary of credit risk exposure using provision matrix

December 31, 2021	Days past due
	Current and
	<30 days	30-60 days	61-90 days	>91 days	Total
Expected credit loss rate	0.06%	19%	94%	95%
Exposure at default	11,241	79	34	477	11,831
Expected credit loss	(7)	(15)	(32)	(455)	(509)

December 31, 2020	Days past due
	Current and
	<30 days	30-60 days	61-90 days	>91 days	Total
Expected credit loss rate	0.13%	1%	69%	92%
Exposure at default	6,092	1,035	230	118	7,475
Expected credit loss	(8)	(7)	(159)	(109)	(283)

Summary of largest counterparties balances

	Trade and other receivables
	As of December 31,	As of December 31,
	2020	2021
Concentration of credit risks by main counterparties, % from total amount
Top 5 counterparties	54%	64%
Others	46%	36%